Offerings	Sep. 04, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	322,129,655
Proposed Maximum Offering Price per Unit | $ / shares	3.18
Maximum Aggregate Offering Price	$ 1,024,372,302.92
Fee Rate	0.01531%
Amount of Registration Fee	$ 156,831.40
Offering Note	Represents the maximum number of shares of common stock of Hyperliquid Strategies Inc (“Pubco”) issuable to holders of common stock of Sonnet BioTherapeutics Holdings, Inc. (“Sonnet”), including holders of securities that may be exercised for or settled into shares of Sonnet’s common stock (collectively, “Sonnet Equity Holders”), upon the completion of the transactions described in this registration statement based on (i) 6,827,352 issued and outstanding shares of Sonnet’s common stock, (ii) 15,160,028 shares of Sonnet’s common stock issuable upon the exercise of outstanding warrants to purchase shares of Sonnet’s common stock, (iii) 243,787,992 shares of Sonnet’s common stock issuable to investors pursuant to certain subscription agreements, (iv) 10,911,200 shares of Sonnet’s common stock issuable to Chardan Capital Markets LLC as consideration to its service as an advisor to the proposed business combination, (v) 6,000,000 shares of Sonnet’s common stock issuable to certain initial PIPE subscribers, and (vi) 39,443,083 shares of Sonnet’s common stock issuable to Rorschach Advisors LLC.Estimated solely for purposes of calculating the amount of the registration fee and computed pursuant to Rules 457(c) and 457(f)(1) promulgated under the Securities Act of 1933, as amended (the “Securities Act”). Such amount equals the product of (x) $3.18, the average of the high and the low prices of shares of Sonnet’s common stock, as reported on the Nasdaq Capital Markets LLC on September 2, 2025, and (y) 322,129,655, the maximum number of shares of Pubco common stock issuable to Sonnet Equity Holders upon the completion of the transactions, as described in footnote 1 above.Calculated pursuant to Rule 457(f) of the Securities Act by multiplying the proposed maximum aggregate offering price by 0.0001531.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	466,612,008
Proposed Maximum Offering Price per Unit | $ / shares	0.000033
Maximum Aggregate Offering Price	$ 15,398.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 2.36
Offering Note	Represents the maximum number of shares of common stock of Pubco (“Pubco Common Stock”) issuable to holders of membership interests of Rorschach I LLC (“Rorschach”), including holders of securities that may be exercised for or settled into Rorschach’s membership interests (collectively, “Rorschach Equity Holders”), upon the completion of the transactions described in this registration statement based on 466,612,008 shares of Pubco Common Stock issuable to investors pursuant to certain contribution agreements.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act based upon an amount equal to one-third of the par value of the shares of common stock to be exchanged in the Business Combination as of immediately prior to the consummation of the Business Combination. Rorschach is a private company, no market exists for its securities and Rorschach has an accumulated capital deficit.Calculated pursuant to Rule 457(f) of the Securities Act by multiplying the proposed maximum aggregate offering price by 0.0001531.